Note 9 - Notes Payable (Details) (USD $)				0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Feb. 12, 2014 Subsequent Event [Member] Green Bank [Member]	Feb. 11, 2013 Monthly Borrowing Base [Member] Green Bank [Member]	Oct. 31, 2012 Monthly Borrowing Base [Member] Green Bank [Member]	Dec. 31, 2013 Green Bank [Member] Prime Rate [Member]	Apr. 30, 2014 Green Bank [Member]	Jan. 15, 2013 Green Bank [Member]	May 31, 2014 Green Bank [Member]	Mar. 31, 2014 Green Bank [Member]	Dec. 31, 2012 Green Bank [Member]	Nov. 30, 2012 Green Bank [Member]	Sep. 30, 2012 Green Bank [Member]	Aug. 31, 2012 Green Bank [Member]	Jul. 31, 2012 Green Bank [Member]	Jun. 30, 2012 Green Bank [Member]	May 31, 2012 Green Bank [Member]	Apr. 30, 2012 Green Bank [Member]	Mar. 31, 2012 Green Bank [Member]	Dec. 31, 2013 Green Bank [Member]	May 19, 2011 Green Bank [Member]	Dec. 31, 2013 Green Bank [Member] Minimum [Member]	Jun. 30, 2012 Green Bank [Member] Minimum [Member]	Mar. 31, 2012 Green Bank [Member] Minimum [Member]	Dec. 31, 2011 Green Bank [Member] Minimum [Member]	Dec. 31, 2013 Green Bank [Member] Maximum [Member]	Dec. 31, 2013 Western Equipment Finance [Member]	Oct. 21, 2013 Western Equipment Finance [Member]
Note 9 - Notes Payable (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 16,950,000																		$ 15,000,000							$ 74,000
Debt Instrument, Basis Spread on Variable Rate						(0.50%)
Debt Instrument, Interest Rate, Stated Percentage																						4.50%						9.00%
Debt Instrument, Interest Rate at Period End																				4.50%
Line of Credit Facility, Increase (Decrease), Net				0	(150,000)		(125,000)	(150,000)	(125,000)	(125,000)	(150,000)	(150,000)	(125,000)	(125,000)	(125,000)	(125,000)	(125,000)	(125,000)	(125,000)
Current Ratio																						1.0
Total Liabilities to Tangible Net Worth Ratio																										2.0
EBITDAX to Interest Expense Ratio																							3.50	3.25	3.00
Notes Payable											15,400,000									17,500,000							68,000
Long-term Debt, Current Maturities	$ 387,000	$ 150,000									$ 150,000									$ 375,000							$ 12,000